Shareholder's Loan	12 Months Ended
Jun. 30, 2014
Shareholder's Loan [Abstract]
SHAREHOLDER'S LOAN

Note 10 – SHAREHOLDER’S LOAN

	June 30,	June 30,
	2014	2013
Shareholder's loan	$47,100	$45,665

Shareholder’s Loan

The Company has a loan payable in the amount of AUD$50,000 to a shareholder.  The loan is due and payable on September 30, 2017. Interest of 8% is only payable if Moneytech has positive retained earnings at the time of repayment.